Consolidated Balance Sheet (Parenthetical) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Balance Sheet [Abstract]
Bonds Payable Related Parties Discount	$ 0	$ 0	$ 502,465
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	8,040,000	6,000,000	5,318,151
Common stock, shares outstanding	8,040,000	6,000,000	5,318,151